Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	ALLSPRING VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081402
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024